Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2023	Feb. 28, 2021	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Short-Term Debt [Line Items]
Federal deposit insurance corporation limit				$ 250,000		$ 250,000
Impairment of long lived assets				$ 0	$ 0
Proceeds from loan	$ 3,000,000.0
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Proceeds from loan		$ 236,457	$ 312,500